Other payables (Details) - GBP (£) £ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Other Payables [Abstract]
Accruals	£ 18,643	£ 5,259
Other payables	828	931
Other taxation and social security	3,115	2,213
Corporation tax	89	6
Other Payables	£ 22,675	£ 8,409